Fair Value Measurements	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Fair Value Measurements
Note 11—Fair Value Measurements
Recurring Fair Value Measurements
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and March 31, 2021, by level, within the fair value hierarchy (in thousands):

	As of June 30, 2021				As of March 31, 2021
	Level 1	Level 2	Level 3	Balance as of June 30, 2021	Level 1	Level 2	Level 3	Balance as of March 31, 2021
Assets:
Money market funds	$1,340,662	$—	$—	$1,340,662	$1,420,597	$—	$—	$1,420,597
Investment in Sio common shares	50,716	—	—	50,716	48,487	—	—	48,487
Investment in Arbutus common shares	48,521	—	—	48,521	53,325	—	—	53,325
Investment in Arbutus convertible preferred shares	—	69,187	—	69,187	—	76,037	—	76,037
Other investment	11,935	—	—	11,935	11,129	—	—	11,129

Total assets at fair value	$1,451,834	$69,187	$—	$1,521,021	$1,533,538	$76,037	$—	$1,609,575

Liabilities:
Debt issued by Dermavant to NovaQuest	$—	$—	$155,200	$155,200	$—	$—	$150,100	$150,100
Liability instruments measured at fair value	—	—	5,906	5,906	—	—	67,893	67,893

Total liabilities at fair value	$—	$—	$161,106	$161,106	$—	$—	$217,993	$217,993

There were no transfers of assets between Level 1 and Level 2 of the fair value measurement hierarchy that occurred during the three months ended June 30, 2021.

Level 3 Disclosures
The Company measures its Level 3 liabilities at fair value based on significant inputs not observable in the market, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the Level 3 liabilities uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an ongoing basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value related to updated assumptions and estimates are recorded within the statements of operations at the end of each reporting period.
The fair value of Level 3 liabilities may change significantly as additional data are obtained, impacting the Company’s assumptions regarding probabilities of potential scenarios used to estimate fair value. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.
The changes in fair value of the Level 3 liabilities during the three months ended June 30, 2021 and 2020 were as follows (in thousands):

Balance at March 31, 2020	$191,473
Changes in fair value of debt and liability instruments, included in net loss	17,125
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)

Balance at June 30, 2020	$205,273

Balance at March 31, 2021	$217,993
Changes in fair value of debt and liability instruments, included in net loss	4,585
Termination of DSP Options	(61,472)

Balance at June 30, 2021	$161,106

Debt issued by Dermavant to NovaQuest
The fair value of the debt instrument as of June 30, 2021 and March 31, 2021 represents the fair value of amounts payable to NovaQuest using a Monte Carlo simulation model under the income approach determined by using probability assessments of the expected future payments through 2032 and applying discount rates ranging from 11% to 12%. The future payments are based on significant inputs that are not observable in the market which are subject to remeasurement at each reporting date. The estimates of fair value may not be indicative of the amounts that could ultimately be paid by Dermavant to NovaQuest.
Sumitomo Options
In June 2021, the Company completed a transaction with Sumitomo pursuant to which the Sumitomo Options were terminated, resulting in the extinguishment of the related liability. As of the termination date, the fair value of the Sumitomo Options was
$61.5 million, and as of March 31, 2021, the fair value was $62.4 million. See Note 4, “Sumitomo Transaction Agreement” for additional information.

Note 15—Fair Value Measurements
Recurring Fair Value Measurements
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and 2020, by level, within the fair value hierarchy (in thousands):

	As of March 31, 2021				As of March 31, 2020
	Level 1	Level 2	Level 3	Balance as of March 31, 2021	Level 1	Level 2	Level 3	Balance as of March 31, 2020
Assets:
Money market funds	$1,420,597	$—	$—	$1,420,597	$1,874,662	$—	$—	$1,874,662
Investment in Sio common shares	48,487	—	—	48,487	45,329	—	—	45,329
Investment in Arbutus common shares	53,325	—	—	53,325	16,174	—	—	16,174
Investment in Arbutus convertible preferred shares	—	76,037	—	76,037	—	23,062	—	23,062
Other investments	11,129	—	—	11,129	8,880	—	—	8,880

Total assets at fair value	$1,533,538	$76,037	$—	$1,609,575	$1,945,045	$23,062	$—	$1,968,107

Liabilities:
Debt held by Dermavant with NovaQuest	$—	$—	$150,100	$150,100	$—	$—	$89,100	$89,100
Liability instruments measured at fair value	—	—	67,893	67,893	—	—	102,373	102,373

Total liabilities at fair value	$—	$—	$217,993	$217,993	$—	$—	$191,473	$191,473

There were no transfers of assets between Level 1 and Level 2 of the fair value measurement hierarchy that occurred during the years ended March 31, 2021 and 2020.
Level 3 Disclosures
The Company measures its Level 3 liabilities, including debt issued by Dermavant to NovaQuest and the Sumitomo Options, at fair value based on significant inputs not observable in the market, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the Level 3 liabilities uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an ongoing basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value related to updated assumptions and estimates are recorded within the statements of operations at the end of each reporting period.
The fair value of Level 3 liabilities may change significantly as additional data are obtained, impacting the Company’s assumptions regarding probabilities of potential scenarios used to estimate fair value. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The changes in fair value of the Level 3 liabilities during the years ended March 31, 2021 and 2020 were as follows (in thousands):

Balance at March 31, 2019	$103,628
Issuance of liability instruments measured at fair value	101,567
Changes in fair value of debt and liability instruments, included in net loss	(13,722)

Balance at March 31, 2020	191,473
Changes in fair value of debt and liability instruments, included in net loss	29,845
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)

Balance at March 31, 2021	$217,993

Debt issued by Dermavant to NovaQuest
The fair value of the debt instrument as of March 31, 2021 and 2020 represents the fair value of amounts payable to NovaQuest using a Monte Carlo simulation model under the income approach determined by using probability assessments of the expected future payments through 2032 and applying discount rates ranging from 6% to 17%. The future payments are based on significant inputs that are not observable in the market which are subject to remeasurement at each reporting date. The estimates of fair value may not be indicative of the amounts that could ultimately be paid by Dermavant to NovaQuest.
Sumitomo Options
The fair value of the options to acquire the Company’s interest in Dermavant, Genevant, Lysovant, Metavant, Cytovant Parent, and Sinovant (collectively, the “Option Vants”) granted to Sumitomo under the Sumitomo Transaction Agreement as of March 31, 2021 and 2020 was calculated using significant unobservable inputs including the following:

	Range or Point Estimate Used
Input	As of March 31, 2021	As of March 31, 2020
Time to expiration (in years)	3.59	0.49 - 4.59
Risk-free rate	0.52%	0.15% - 0.35%
Volatility	89.0% - 95.0%	91.0% - 110.0%
As of March 31, 2021 and 2020, the fair value of the Sumitomo Options was $62.4 million and $95.9 million, respectively. Sumitomo Options are included in “Liability instruments measured at fair value” in the accompanying consolidated balance sheets.
In June 2021, the Company completed a transaction with Sumitomo pursuant to which Sumitomo terminated all of its existing options to acquire the Company’s equity interests in certain subsidiaries. See Note 19, “Subsequent Events” for additional information.